THE BEDFORD FAMILY MONEY MARKET PORTFOLIOS
                              of The RBB Fund, Inc.

                          Supplement dated July 1, 2002
                                       to
               Prospectus and Statement of Additional Information
                             dated December 18, 2001



The Bedford Class of the Municipal Money Market Portfolio and the Bedford Class of the Government Obligations Money Market Portfolio have been liquidated and are closed to investment effective June 30, 2002.